SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO EQUITY GATEWAY FUNDS

Wells Fargo Diversified Equity Fund

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

Small Cap Value Fund

(the “Funds”)

Effective immediately, Class B shareholders of other Wells Fargo Funds are no longer able to exchange their shares for Class B shares of the Funds.

            Effective on June 7, Class B shares of the Funds will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectuses and SAI will be removed.

May 6, 2016                                                                                                                SCIT056/P204SP